SHARE-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 43,093	$ 64,939	$ 88,898
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,874	6,389	9,615
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	10,839	16,101	24,625
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 30,380	$ 42,449	$ 54,658